Other reserves - Summary of Other Reserves (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Disclosure of reserves within equity [line items]
Beginning balance	£ 4,069.0		£ 5,050.1		£ 8,297.3
Foreign exchange differences on translation of foreign operations	424.2		(143.0)		75.4	[1]
Gains (losses) on net investment hedges	(141.5)		45.5		9.7
Fair value gain arising on hedging instruments	38.5		(38.0)	[1]	(5.9)	[1]
Less: (loss)/gain reclassified to profit or loss	(38.5)	[2]	38.0	[1]	5.9	[1]
Share of other comprehensive income/(loss) of associate undertakings	51.2		13.5		(61.5)
Exchange adjustments recycled to the income statement on disposal of discontinued operations	0.0		0.0		(20.6)
Share cancellations	(807.4)		(729.3)		(281.2)
Recognition and remeasurement of financial instruments	61.4		(241.6)	[3]	76.9
Shares purchased into treasury for cancellation	807.4		729.3		285.1
Ending balance	4,160.4		4,069.0		5,050.1
Other reserves
Disclosure of reserves within equity [line items]
Beginning balance	(335.9)		191.2		(174.7)
Foreign exchange differences on translation of foreign operations	409.0		(132.7)		79.3	[1]
Gains (losses) on net investment hedges	(141.5)		45.5		9.7
Fair value gain arising on hedging instruments	38.5		(38.0)	[1]	(5.9)	[1]
Less: (loss)/gain reclassified to profit or loss	(38.5)		38.0	[1]	5.9	[1]
Share of other comprehensive income/(loss) of associate undertakings	31.9		7.3		(61.5)
Exchange adjustments recycled to the income statement on disposal of discontinued operations					(20.6)
Share cancellations	8.3		7.2		3.2
Recognition and remeasurement of financial instruments	101.7		(242.7)	[3]	103.5
Shares purchased into treasury for cancellation	211.7		(211.7)		252.3
Ending balance	285.2		(335.9)		191.2
Capital redemption reserve
Disclosure of reserves within equity [line items]
Beginning balance	13.6		6.4		3.2
Share cancellations	8.3		7.2		3.2
Ending balance	21.9		13.6		6.4
Equity reserve
Disclosure of reserves within equity [line items]
Beginning balance	(576.7)		(122.3)		(478.1)
Recognition and remeasurement of financial instruments	101.7		(242.7)		103.5
Shares purchased into treasury for cancellation	211.7		(211.7)		252.3
Ending balance	(263.3)		(576.7)		(122.3)
Hedging reserve
Disclosure of reserves within equity [line items]
Beginning balance	0.0		0.0		0.0
Fair value gain arising on hedging instruments	38.5		(38.0)		(5.9)
Less: (loss)/gain reclassified to profit or loss	(38.5)		38.0		5.9
Ending balance	0.0		0.0		0.0
Translation reserve
Disclosure of reserves within equity [line items]
Beginning balance	227.2		307.1		300.2
Foreign exchange differences on translation of foreign operations	409.0		(132.7)		79.3
Gains (losses) on net investment hedges	(141.5)		45.5		9.7
Share of other comprehensive income/(loss) of associate undertakings	31.9		7.3		(61.5)
Exchange adjustments recycled to the income statement on disposal of discontinued operations					(20.6)
Ending balance	£ 526.6		£ 227.2		£ 307.1

[1]	Balances for the year ended 31 December 2021 and 31 December 2020 have been re-presented following a reclassification between the Hedging Reserve and Translation Reserve of £38.0 million and £5.9 million, respectively. See note 28.
[2]	Balances for the year ended 31 December 2021 and 31 December 2020 have been re-presented following a reclassification between the Hedging Reserve and Translation Reserve of £38.0 million and £5.9 million, respectively. See note 28.
[3]	During 2021, the Company entered into an arrangement with a third party to conduct share buybacks on its behalf in the close period commencing on 16 December 2021 and ending on 18 February 2022, in accordance with UK listing rules. The commitment resulting from this agreement constituted a liability at 31 December 2021 and was recognised as a movement in other reserves in the year ended 31 December 2021. After the close period ended on 18 February 2022, the liability was settled and the amount in other reserves was reclassified to retained earnings.